Credit Impairment Losses and Provisions (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Impairment Losses and Provisions

	Group
	2019	2018	2017
	£m	£m	£m
Credit impairment losses: (1)
Loans and advances to customers	239	189	257
Recoveries of loans and advances, net of collection costs	(40)	(42)	(54)
Off-balance sheet exposures (See Note 27)	22	6

	221	153	203

Provisions for other liabilities and charges (excluding off-balance sheet credit exposures) (See Note 27)	435	257	385
Provisions for RV and voluntary termination	6	—	8

	441	257	393

	662	410	596

(1)	Credit impairment losses for 2018 and later are calculated on an IFRS 9 basis and for 2017 and earlier on an IAS 39 basis.